Taxation - Breakdown of certain net deferred tax asset positions by jurisdiction (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 308	€ 483
Poland
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	244	391
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		70
Slovakia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	1
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	2
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	1
Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	8	6
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets		1
Türkiye
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	41	7
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Certain deferred tax assets	€ 11	€ 8